Basis of preparation	6 Months Ended
Jun. 30, 2026
Disclosure of initial application of standards or interpretations [abstract]
Basis of preparation	Basis of preparation
These condensed consolidated interim financial statements (“the financial statements”) for the six months ended 30 June
2026 have been prepared in accordance with (a) the Disclosure Guidance and Transparency Rules (DTR) of the UK’s
Financial Conduct Authority (FCA), (b) the Transparency (Directive 2004/109/EC) Regulations 2007 of Ireland (as
amended), and (c) (i) UK adopted IAS 34, Interim Financial Reporting (ii) IAS 34, Interim Financial Reporting, as published by the International Accounting Standards Board (IASB), and (iii) IAS 34, Interim Financial Reporting as adopted pursuant to
Regulation (EC) No 1606/2002 as it applies in the European Union (EU). UK adopted IAS 34 and EU adopted IAS 34 are currently the same and were the same as at 30 June 2025.
The condensed consolidated interim financial statements should be read in conjunction with the annual financial statements for the year ended 31 December 2025. The annual financial statements for the year ended 31 December 2025 were prepared in accordance with the requirements of the Companies Act 2006 and in accordance with (i) UK-adopted international accounting standards (ii) International Financial Reporting Standards (IFRS) and interpretations (IFRICs) as issued by the IASB, and (iii) IFRS adopted pursuant to Regulation (EC) No 1606/2002 as it applies in the EU. UK adopted
IFRS and EU adopted IFRS are currently the same and were the same as at 31 December 2025.
The accounting policies and methods of computation applied in these condensed consolidated interim financial statements are consistent with those set out in the Barclays Bank PLC Annual Report for the year ended 31 December 2025, except for the adoption of the amendments to IFRS 9, effective from 1 January 2026. The amendments include:
•Additional guidance clarifying when certain financial assets comply with solely payments of principal and interest
(SPPI) requirements, including instruments with contingent features (e.g. Environmental, Social, and Governance
(ESG)-linked financing), as well as contractually-linked instruments and non-recourse financing.
•Clarifications to the derecognition requirements for financial assets and financial liabilities and the introduction of an accounting policy choice for liabilities settled via an electronic payment system. If the policy choice is elected, a liability may be derecognised before it is legally extinguished, provided that the entity has initiated a payment instruction and the specified IFRS 9 criteria are met.
In the limited circumstances where there is a delay between cash being transferred by Barclays Bank Group via an electronic payment system and the legal extinguishment of the related liability, Barclays Bank Group has adopted the policy choice referred to above. There was no material impact from Barclays Bank Group's adoption of these IFRS 9 amendments.
i.Going concern
The financial statements are prepared on a going concern basis, as the Directors are satisfied that the Barclays Bank Group and parent company have the resources to continue in business for a period of at least 12 months from approval of the interim financial statements. In making this assessment, the Directors have considered a wide range of information relating to present and future conditions which includes a review of a working capital report (WCR). The WCR is used by the
Directors to assess the future performance of the Barclays Bank Group and that it has the resources in place that are required to meet its ongoing regulatory requirements. The WCR includes an assessment of the impact of internally generated stress testing scenarios on the liquidity and capital requirements forecasts. The stress tests used were based upon an assessment of reasonably possible downside economic scenarios that the Barclays Bank Group could experience.
The WCR indicated that the Barclays Bank Group had sufficient capital in place to support its future business requirements and remained above its regulatory minimum requirements in the internal stress scenarios.
ii.Other disclosures
The credit risk disclosures on pages 6 to 19 form part of these interim financial statements.